GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and Administrative Expense [Abstract]
General and administrative expense
Three Months Ended March 31,
(in thousands)	2021	2020
Salaries and benefits	$981	$996
Professional fees	482	599
Licensing and supplies	75	-
Share-based compensation	289	1,612
Administrative	634	584
Total general and administrative expenses	$2,460	$3,791

Years Ended December 31,
(in thousands)	2020	2019	2018
Salaries and benefits	$5,032	$12,697	$3,452
Professional fees	1,650	2,229	640
Licensing and supplies	267	870	556
Share-based compensation	2,200	3,385	270
Administrative	2,613	4,292	3,861
Transaction and other special charges(1)	-	2,341	-
Total general and administrative expenses	$11,762	$25,814	$8,779